Other operating expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Net impairment loss on trade receivables	$ 98	$ 103
Restructuring expense	507	799
Other operating expense	605	902
Impairment loss on trade receivables	$ 98	$ 103